Impairment review	6 Months Ended
Sep. 30, 2020
Impairment review
Impairment review

3   Impairment review

A review for indicators of potential impairment was performed at 30 September 2020 and 30 September 2019. The methodology adopted for impairment reviews was consistent with that disclosed on page 149 and pages 159 to 165 of the Group’s annual report for the year ended 31 March 2020.

Management continues to review the impact of COVID-19. Following analysis of recent business performance and certain changes in expectations on future impacts, management has made additional adjustments to the five-year business plans used in the Group’s impairment testing. The impairment review is based on expected cash flows after applying these adjustments.

Impairment testing requires the assessment of the recoverable amount being the higher of an asset's or cash-generating unit's fair value less costs of disposal and its value in use. A lack of observable market data on fair values for equivalent assets means that the Group’s valuation approach for impairment testing focuses primarily on value in use. For a number of reasons, transaction values agreed as part of any business acquisition or disposal may be higher than the assessed value in use.

Consistent with prior periods, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. Following the merger of Vodafone’s passive tower infrastructure in Italy with INWIT, management considers Vodafone Italy and Vodafone’s stake in INWIT to represent two cash-generating units for the purpose of the impairment review as at 30 September 2020. The key assumptions and sensitivity analysis for Vodafone Italy presented below are prepared on a post-merger basis.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations at 30 September 2020:

	Assumptions used in value in use calculation
	Germany	Italy	Spain	Ireland	Romania
	%	%	%	%	%
Pre-tax risk adjusted discount rate	7.3	10.8	9.3	7.7	10.1
Long-term growth rate	0.5	0.5	0.5	0.5	1.0
Projected adjusted EBITDA[1]	3.8	2.5	8.2	0.9	8.0
Projected capital expenditure[2]	20.0 - 20.7	12.2 - 14.9	16.2 - 18.7	13.2 - 15.7	13.7 - 16.6

Sensitivity analysis

The estimated recoverable amounts of the Group’s operations in Germany, Italy, Spain, Ireland and Romania exceed their carrying values by €7.1 billion, €1.0 billion, €0.2 billion, €0.1 billion and €0.1 billion, respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the six months ended 30 September 2020.

	Change required for carrying value to equal
	recoverable amount
	Germany	Italy	Spain	Ireland	Romania
	pps	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	1.1	1.2	0.3	0.3	0.4
Long-term growth rate	(1.1)	(1.2)	(0.3)	(0.3)	(0.6)
Projected adjusted EBITDA[1]	(3.3)	(1.9)	(0.7)	(0.6)	(1.1)
Projected capital expenditure[2]	13.5	4.9	1.4	1.7	1.5

Notes:

1.	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment review.
2.

Projected capital expenditure, which excludes licences and spectrum, is expressed as the range of capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment review.

Management considered the following reasonably possible changes in the key adjusted EBITDA[1] and long-term growth rate assumptions, leaving all other assumptions unchanged. Due to increased uncertainty following the COVID-19 outbreak, management’s range of reasonably possible changes in the key adjusted EBITDA growth rate assumption is plus or minus 5 percentage points. The sensitivity analysis presented is prepared on the basis that the reasonably possible change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. The associated impact on the impairment assessment is presented in the table below.

Management believes that no reasonably possible or foreseeable change in the pre-tax adjusted discount rate or projected capital expenditure[2] would cause the difference between the carrying value and recoverable amount for any cash-generating unit to be materially different to the base case disclosed below.

	Recoverable amount less carrying value
	Germany	Italy	Spain	Ireland	Romania
	€bn	€bn	€bn	€bn	€bn

Base case as at 30 September 2020	7.1	1.0	0.2	0.1	0.1
Change in projected adjusted EBITDA1
Decrease by 5pps	(3.3)	(1.5)	(1.3)	(0.4)	(0.2)
Increase by 5pps	19.4	4.0	2.0	0.7	0.3
Change in long-term growth rate
Decrease by 1pps	0.4	0.2	(0.4)	(0.1)	—
Increase by 1pps	16.8	2.1	1.1	0.3	0.2

Note:

1.	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment review.

The carrying values for Vodafone UK, Portugal, Czech Republic and Hungary include goodwill arising from acquisitions and/or the purchase of operating licences or spectrum rights. The recoverable amounts for these operating companies are also not materially greater than their carrying values and accordingly are disclosed below.

If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognized in the period ended 30 September 2020.

	Change required for carrying value to equal recoverable amount
	UK	Portugal	Czech Republic	Hungary
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.5	1.3	1.6	1.2
Long-term growth rate	(0.5)	(1.3)	(1.6)	(1.4)
Projected adjusted EBITDA[1]	(1.0)	(2.8)	(3.6)	(2.5)
Projected capital expenditure[2]	2.2	6.1	12.7	6.8

Notes:

1.	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment review.
2.

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment review.